Statements of Changes in Consolidated Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning balance at Dec. 31, 2016	$ 1,444.8	$ 11.0	$ 1,188.8	$ 1,277.1	$ (28.0)	$ (1,093.7)	$ 89.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(79.7)			(91.9)			12.2
Other comprehensive income (loss)	73.5					65.9	7.6
Issuance of common stock	397.8	1.7	396.1
Dividends paid to noncontrolling interest	(8.0)						(8.0)
Sales of subsidiary shares to noncontrolling interest	3.7						3.7
Employee Stock Plans	12.4		11.4	(0.9)	1.9
Ending balance at Dec. 31, 2017	1,844.5	12.7	1,596.3	1,184.3	(26.1)	(1,027.8)	105.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	236.7			222.4			14.3
Other comprehensive income (loss)	(112.2)					(106.0)	(6.2)
Cumulative effect of adoption of new accounting standard	15.5			15.5
Dividends paid to noncontrolling interest	(10.0)						(10.0)
Sales of subsidiary shares to noncontrolling interest	2.7						2.7
Employee Stock Plans	14.4		19.1	(0.2)	(4.5)
Ending balance at Dec. 31, 2018	1,991.6	12.7	1,615.4	1,422.0	(30.6)	(1,133.8)	105.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	270.1			257.6			12.5
Other comprehensive income (loss)	(69.2)					(67.9)	(1.3)
Dividends paid to noncontrolling interest	(14.0)						(14.0)
Employee Stock Plans	14.7		2.6	(0.3)	12.4
Ending balance at Dec. 31, 2019	$ 2,193.2	$ 12.7	$ 1,618.0	$ 1,679.3	$ (18.2)	$ (1,201.7)	$ 103.1